Commitments and Contingencies (Details) - CAD ($) $ in Millions	Jan. 04, 2021	Jun. 15, 2020	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [line items]
Legal proceedings provision			$ 0.3	$ 2.3
Next 12 months
Disclosure of contingent liabilities [line items]
Capital commitments and purchase commitments			4.2
Purchase commitment payments			10.0
One to three years
Disclosure of contingent liabilities [line items]
Capital commitments and purchase commitments			$ 16.5
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Damages sought		$ 18.0
Legal proceedings contingent liability, unpaid rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.9
Legal proceedings contingent liability, unpaid rent, rent in arrears and costs
Disclosure of contingent liabilities [line items]
Damages sought	0.4
Legal proceedings contingent liability, unpaid rent, loss of remaining rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.5